Investments In Subsidiaries	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 8 - Investments in Subsidiaries

Note 8 - Investments in Subsidiaries

  Non-controlling interests in subsidiaries

The following tables present information with respect to non-controlling interests in a Group subsidiary, YPH JV (at the rate of 50%), before elimination of inter-company transactions. The information includes fair value adjustments that were made on the acquisition date, other than goodwill and presented without adjustments for the ownership rates held by the Group.

2019	2018
$ millions	$ millions

Current assets	151	192
Non-current assets	346	318
Current liabilities	150	225
Non-current liabilities	103	49
Equity	244	236

Note 8 - Investments in Subsidiaries (cont'd)

  Non-controlling interests in subsidiaries (cont'd)
2019	2018	2017
$ millions	$ millions	$ millions

Sales	349	387	363
Operating Income (loss)	23	-	(21)
Depreciation and amortization	41	34	34
Operating income before depreciation and amortization	64	34	13
Net Income (loss)	11	(13)	(38)
Total Comprehensive income (loss)	8	3	(26)

  Business Divestiture
                      In March 2018, the Company completed the sale transaction of the fire safety and oil additives business to SK Invictus Holding L.P. for a consideration of $1,010 million, $953 million in cash and $57 million in the form of a loan (financial asset). As a result, in the income statement for 2018, the Company recorded a capital gain of $841 million (net of transaction expenses), under "other income".
                      As part of the Company's strategy to divest low synergy businesses, in June 2019, the Company entered into an agreement with a third party to sell part of its real estate in Germany (hereinafter - the Assets), which are associated with non-core activities, for a consideration of $13 million. The Company completed the sale transaction's at the end of 2019. As a result, in the second quarter of 2019, the Company partially reversed the assets' impairment loss incurred in 2015 and recognized an income in the amount of $10 million, under "other income" in the statement of Income ($7 million after tax).
  Business Acquisition

As part of ICL's goal to further enhance its digital service and accelerate its global development roadmap, in February 2020, the Company acquired Growers Holdings, Inc., an innovator in the field of process and data-driven farming for a total consideration of $27 million.

Growers has developed a platform that processes and analyzes data that is collected manually or through machine-generated farm data into focused plans that enhance decision-making capabilities for farmers, agronomists and other agro-professionals.